17. INTANGIBLE ASSETS (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	CAD 832,512
Balance at ending	812,995	CAD 832,512
Gross carrying amount [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	1,152,600
Balance at ending	1,158,939	1,152,600
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(320,088)
Balance at ending	(345,944)	(320,088)
Intangible assets with indefinite useful life [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	638,458
Additions
Balance at ending	648,381	638,458
Intangible assets with indefinite useful life [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	608,297
Additions
Balance at ending	605,643	608,297
Intangible assets with indefinite useful life [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	17,000
Additions
Balance at ending	17,000	17,000
Intangible assets with indefinite useful life [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	13,161
Additions
Balance at ending	25,738	13,161
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	639,558	627,611
Additions	12,577	13,161
Disposals/retirements
Impact of foreign exchange	(2,654)	(1,214)
Balance at ending	649,481	639,558
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	609,397	610,611
Additions
Disposals/retirements
Impact of foreign exchange	(2,654)	(1,214)
Balance at ending	606,743	609,397
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	17,000	17,000
Additions
Disposals/retirements
Impact of foreign exchange
Balance at ending	17,000	17,000
Intangible assets with indefinite useful life [Member] | Gross carrying amount [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	13,161
Additions	12,577	13,161
Disposals/retirements
Impact of foreign exchange
Balance at ending	25,738	13,161
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(1,100)	(1,100)
Impairment
Balance at ending	(1,100)	(1,100)
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Orbital slots [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning	(1,100)	(1,100)
Impairment
Balance at ending	(1,100)	(1,100)
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Trade name [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning
Impairment
Balance at ending
Intangible assets with indefinite useful life [Member] | Accumulated depreciation, amortisation and impairment [Member] | Intellectual property [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning
Impairment
Balance at ending